Cover	May 03, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2024
Entity File Number	000-32465
Entity Registrant Name	Mass Megawatts Wind Power Inc.
Entity Central Index Key	0001117228
Entity Tax Identification Number	04-3402789
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	119 Boston Turnpike Ste.
Entity Address, Address Line Two	#290
Entity Address, City or Town	Shrewsbury
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01545
City Area Code	(508)
Local Phone Number	942-3531
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	MMMW
Entity Emerging Growth Company	false